INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments [Line Items]
Total investments	$ 4,241	$ 1,329
Less: current investments		405
Non-current investments	4,241	924
Common shares held [member]
Disclosure of Investments [Line Items]
Total investments	$ 4,241	1,289
Warrant Held [Member]
Disclosure of Investments [Line Items]
Total investments		$ 40